Leases (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	September 30, 2026	December 31, 2025
Land and improvements	$60	$60
Buildings, leasehold improvements and equipment	541	509
Total	$601	$569
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended September 30		Nine Months Ended September 30
	2026	2025	2026	2025
Land and improvements	$1	$1	$3	$3
Buildings, leasehold improvements and equipment	15	11	43	34
Total	$16	$12	$46	$37